Available-for-sale securities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Less than 12 months
Fair Value	$ 99	$ 74	$ 454
Unrealized Losses	1	1	70
12 months or more
Fair Value	75	206	181
Unrealized Losses	11	38	66
Total
Fair Value	174	280	635
Unrealized Losses	12	39	136
Pretax charges recognized for "other-than-temporary" declines in the market values of equities securities	3	12	37
U.S. treasury bonds
Less than 12 months
Fair Value		4
Total
Fair Value		4
Other U.S. and non-U.S. government bonds
Less than 12 months
Fair Value	13	14
12 months or more
Fair Value	3	2	8
Unrealized Losses			1
Total
Fair Value	16	16	8
Unrealized Losses			1
Corporate bonds
Less than 12 months
Fair Value	29	25	176
Unrealized Losses			18
12 months or more
Fair Value	1	10	33
Unrealized Losses		1	5
Total
Fair Value	30	35	209
Unrealized Losses		1	23
Asset-backed securities
Less than 12 months
Fair Value	19	4	101
Unrealized Losses		1	16
12 months or more
Fair Value	19	44	30
Unrealized Losses	4	10	11
Total
Fair Value	38	48	131
Unrealized Losses	4	11	27
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	16		7
12 months or more
Fair Value		3	19
Unrealized Losses			1
Total
Fair Value	16	3	26
Unrealized Losses			1
Residential mortgage-backed securities
Less than 12 months
Fair Value	2		32
Unrealized Losses			6
12 months or more
Fair Value	25	49	27
Unrealized Losses	4	10	14
Total
Fair Value	27	49	59
Unrealized Losses	4	10	20
Commercial mortgage-backed securities
Less than 12 months
Fair Value	3	24	71
Unrealized Losses			15
12 months or more
Fair Value	14	73	59
Unrealized Losses	1	14	32
Total
Fair Value	17	97	130
Unrealized Losses	1	14	47
Large capitalization value
Less than 12 months
Fair Value	14	2	60
Unrealized Losses	1		13
12 months or more
Fair Value	12	23	5
Unrealized Losses	2	3	2
Total
Fair Value	26	25	65
Unrealized Losses	3	3	15
Smaller company growth
Less than 12 months
Fair Value	3	1	7
Unrealized Losses			2
12 months or more
Fair Value	1	2
Total
Fair Value	4	3	7
Unrealized Losses			$ 2